UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2004

Item 1. Reports to Stockholders

Spartan®

California Municipal
Money Market Fund

and

Fidelity ®

California Municipal
Money Market Fund

Annual Report

February 29, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Spartan California Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity California Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

For a free copy of the funds' proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan California Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/29/04	% of fund's investments 8/31/03	% of fund's investments 2/28/03
0 - 30	76.8	80.5	77.8
31 - 90	4.1	3.8	10.1
91 - 180	17.2	5.1	9.7
181 - 397	1.9	10.6	2.4
Weighted Average Maturity
	2/29/04	8/31/03	2/28/03
Spartan California Municipal Money Market Fund	34 Days	45 Days	29 Days
California Tax-Free Money Market Funds Average*	37 Days	54 Days	32 Days
Asset Allocation (% of fund's net assets)
As of February 29, 2004	As of August 31, 2003
Variable Rate Demand Notes (VRDNs) 68.6%	Variable Rate Demand Notes (VRDNs) 70.7%
Commercial Paper (including CP Mode) 9.2%	Commercial Paper (including CP Mode) 5.5%
Tender Bonds 6.0%	Tender Bonds 9.0%
Municipal Notes 13.6%	Municipal Notes 8.9%
Other Investments 1.9%	Other Investments 0.4%
Net Other Assets 0.7%	Net Other Assets 5.5%

Current and Historical Seven-Day Yields

	3/1/04	12/1/03	9/1/03	6/2/03	3/3/03
Spartan California Municipal Money Market Fund	0.64%	0.76%	0.54%	0.92%	0.88%

If Fidelity had not reimbursed certain fund expenses	0.56%	0.68%	0.46%	0.84%	0.80%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Spartan California Municipal Money Market Fund

Investments February 29, 2004

Showing Percentage of Net Assets

Municipal Securities - 99.3%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 98.6%
Anaheim Pub. Fing. Auth. Lease Rev. Participating VRDN Series PT 2067, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 5,855	$ 5,855
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev.:
Participating VRDN Series ROC II R1024, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	13,425	13,425
Series 1:
0.93% 3/16/04, CP	6,110	6,110
0.95% 3/10/04, CP	5,007	5,007
0.95% 3/16/04, CP	3,890	3,890
0.95% 3/19/04, CP	1,745	1,745
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Participating VRDN:
Series EGL 02 6017 Class A, 0.97% (Liquidity Facility Citibank NA, New York) (a)(c)	6,200	6,200
Series EGL 03 19, 0.97% (Liquidity Facility Citibank NA, New York) (a)(c)	6,930	6,930
Series FRRI 03 L14, 0.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	3,100	3,100
Series PT 730, 0.96% (Liquidity Facility BNP Paribas SA) (a)(c)	12,800	12,800
Series PT 759, 0.96% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	6,595	6,595
Series Putters 322, 0.97% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	17,890	17,890
Series Putters 395, 0.97% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,695	2,695
Series ROC II R244, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,150	5,150
Series 2002 B2, 0.96%, LOC BNP Paribas SA, VRDN (a)	13,000	13,000
Series 2002 B3, 0.97%, LOC Bank of New York New York, VRDN (a)	25,600	25,600
Series 2002 C4, 0.96%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (a)	71,100	71,100
Series 2002 C7, 0.97% (FSA Insured), VRDN (a)	24,400	24,400
Series B1, 0.97%, LOC Bank of New York New York, LOC California Teachers Retirement Sys., VRDN (a)	16,400	16,400
Series C16, 0.95%, LOC Bank of New York New York, VRDN (a)	19,000	19,000
Series C5, 0.96%, LOC Dexia Cr. Local de France, VRDN (a)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.:
Bonds:
Series AAB 00 1, 1.2%, tender 8/18/04 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)(d)	$ 9,900	$ 9,900
Series FRRI 03 F5J, 1.15%, tender 6/15/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)(d)	24,700	24,700
Series LB 03 F8J, 1.13%, tender 3/16/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)(d)	24,700	24,700
3% 2/1/05	8,200	8,316
6.75% 6/1/04	1,115	1,130
6.75% 6/1/04 (Escrowed to Maturity) (b)	3,285	3,328
Participating VRDN:
Series Merlots 02 A17, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,310	4,310
Series Merlots B45, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(c)	9,755	9,755
Series PA 1231, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,700	8,700
Series PT 1389, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,160	5,160
Series PT 844, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,995	4,995
Series Putters 245, 0.97% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,400	5,400
Series SG 84, 0.99% (Liquidity Facility Societe Generale) (a)(c)	12,235	12,235
Series SG 85, 0.99% (Liquidity Facility Societe Generale) (a)(c)	1,430	1,430
Series SGB 7, 0.97% (Liquidity Facility Societe Generale) (a)(c)	8,775	8,775
RAN:
Series A2, 2% 6/23/04, LOC Citibank NA, New York	12,500	12,536
Series A3, 2% 6/23/04, LOC BNP Paribas SA, LOC UBS AG	6,270	6,288
Series A4, 2% 6/23/04, LOC Bank of Nova Scotia New York Agcy.	12,500	12,536
Series A5, 2% 6/23/04, LOC Bayerische Landesbank Girozentrale	11,300	11,333
Series A6, 2% 6/23/04, LOC DEPFA BANK PLC	12,500	12,536
Series 2003 B1, 0.94%, LOC Bank of New York New York, LOC BNP Paribas SA, VRDN (a)	21,000	21,000
Series 2003 B3, 0.93%, LOC Bank of New York New York, LOC BNP Paribas SA, VRDN (a)	16,150	16,150
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
Series 2003 C1, 0.93%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (a)	$ 21,925	$ 21,925
Series 2003 C2, 0.95%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (a)	19,250	19,250
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 01 592, 0.99% (Liquidity Facility Morgan Stanley) (a)(c)	14,600	14,600
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN:
Series EGL 03 42, 0.97% (Liquidity Facility Citibank NA, New York) (a)(c)	6,700	6,700
Series PA 1193, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,285	6,285
California State Univ. Rev. & Colleges Participating VRDN Series SG 170, 0.96% (Liquidity Facility Societe Generale) (a)(c)	8,000	8,000
California Statewide Cmnty. Dev. Auth. Rev.:
Bonds (UniHealth America Proj.) Series 1993 A, 0% 10/1/04 (Escrowed to Maturity) (b)	10,000	9,931
(Kaiser Permanente Health Sys. Proj.):
Series 2003 A, 1.05%, VRDN (a)	3,600	3,600
Series 2003 D, 0.95%, VRDN (a)	34,500	34,500
TRAN Series 2003 A2, 2% 6/30/04	7,500	7,523
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn. Participating VRDN Series Merlots 99 E, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,000	5,000
East Bay Muni. Util. District Wtr. Sys. Rev. Series 1988, 0.95% 4/8/04, CP	3,000	3,000
Foothill-De Anza Cmnty. College District Participating VRDN Series Merlots 00 YY, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(c)	6,300	6,300
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. Participating VRDN Series PT 1979, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,895	7,895
Golden State Tobacco Securitization Corp. Participating VRDN Series PA 1237, 1.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,740	2,740
Irvine Impt. Bond Act of 1915 (Assessment District #87-88 Proj.) 0.98%, LOC KBC Bank NV, VRDN (a)	96	96
Los Angeles Cmnty. College District Bonds Series ROC II R71, 1%, tender 6/17/04 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)(d)	3,305	3,305
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles County Gen. Oblig.:
TRAN Series A, 2% 6/30/04	$ 8,900	$ 8,932
1.01% 3/9/04, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	17,500	17,500
Los Angeles County Metro. Trans. Auth. Rev. Participating VRDN Series SGB 1, 0.97% (Liquidity Facility Societe Generale) (a)(c)	6,400	6,400
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(c)	8,830	8,830
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series ROC II R4023, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,000	7,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series PA 1192, 0.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,980	7,980
Series PT 1949, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,100	5,100
Series ROC II R3010, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,165	5,165
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series Merlots 99 L, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(c)	8,500	8,500
Los Angeles Gen. Oblig.:
Participating VRDN Series PT 1475, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	13,695	13,695
TRAN 2% 6/30/04	26,200	26,291
Los Angeles Unified School District:
Participating VRDN:
Series EGL 03 49, 0.97% (Liquidity Facility Citibank NA, New York) (a)(c)	4,800	4,800
Series Merlots 03 A33, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(c)	6,290	6,290
Series Merlots 03 B37, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,700	2,700
Series PA 1118, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,800	4,800
Series PT 1730, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,200	9,200
Series PT 1731, 0.96% (Liquidity Facility WestLB AG) (a)(c)	5,540	5,540
Series PT 1737, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,540	5,540
Series PT 1763, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	16,740	16,740
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Unified School District: - continued
TRAN Series A, 2% 7/1/04	$ 44,600	$ 44,748
Metro. Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series Merlots 99 O, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,880	11,880
Series PA 837, 0.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,995	4,995
North Orange County Cmnty. College District Participating VRDN Series PT 1434, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,760	7,760
North Orange County Cmnty. College District Rev. Participating VRDN Series MSTC 9042, 0.95% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	4,100	4,100
Norwalk- Mirada Unified School District Participating VRDN Series SG 169, 0.96% (Liquidity Facility Societe Generale) (a)(c)	20,000	20,000
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,000	3,000
Pacific Hsg. & Fin. Agcy. Lease Rev. (Lease Purchase Prog.) Series A, 1% (Freddie Mac Guaranteed), VRDN (a)	11,000	11,000
Pico Rivera Wtr. Auth. Rev. Participating VRDN Series PT 788, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,995	4,995
Poway Redev. Agcy. Tax Allocation Rev. Participating VRDN Series ROC II R2046, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,310	4,310
Poway Unified School District Participating VRDN Series PT 1889, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,310	4,310
Rancho Mirage Redev. Agcy. Tax Allocation Rev. Participating VRDN Series PT 2050, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,010	7,010
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN 0.99% (Liquidity Facility Societe Generale) (a)(c)	8,750	8,750
Sacramento County Wtr. Fing. Auth. Participating VRDN Series PA 1176, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,175	9,175
Sacramento Muni. Util. District Elec. Rev.:
Participating VRDN:
Series BA 02 M, 0.96% (Liquidity Facility Bank of America NA) (a)(c)	3,975	3,975
Series PA 1180, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,850	6,850
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Sacramento Muni. Util. District Elec. Rev.: - continued
Series I, 1.02% 3/10/04, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, CP	$ 9,000	$ 9,000
San Bernardino Cmnty. College District Participating VRDN Series PT 1850, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,370	7,370
San Diego County & School District TRAN Series 2003 A, 1.75% 6/30/04	5,000	5,012
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 1% 4/12/04, CP	36,900	36,900
San Diego County Wtr. Auth. Series 1:
0.94% 4/8/04, CP	5,000	5,000
1.05% 3/11/04, CP	12,500	12,500
San Diego Indl. Dev. Rev. Participating VRDN Series FRRI 02 L18, 0.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	11,200	11,200
San Francisco City & County Parking Meter Rev. Participating VRDN Series BA 96 A, 0.96% (Liquidity Facility Bank of America NA) (a)(c)	8,000	8,000
San Jose Evergreen Cmnty. College District Participating VRDN Series PT 1917, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,040	11,040
San Marcos Pub. Facilities Auth. Tax Allocation Rev. Participating VRDN Series ROC II R2027, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,685	5,685
Santa Clara Elec. Rev. Participating VRDN Series ROC II R257, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,600	4,600
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(c)	8,900	8,900
Sequoia Union High School District Bonds Series AAB 03 2, 1.19%, tender 4/1/04 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)(d)	5,900	5,900
South Coast Local Ed. Agcy. TRAN 2% 6/30/04	22,100	22,171
Turlock Irrigation District Rev. Participating VRDN Series ROC II R2035, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	8,015	8,015
Univ. of California Revs.:
Bonds Series MS 888, 1.25%, tender 12/22/04 (Liquidity Facility Morgan Stanley) (a)(c)(d)	4,995	4,995
Participating VRDN:
Series Merlots 97 G, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(c)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Univ. of California Revs.: - continued
Participating VRDN:
Series PA 1168, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 10,900	$ 10,900
Series PA 529, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,100	3,100
Series A, 1.02% 3/8/04, CP	15,000	15,000
Vallejo Wtr. Rev. Series 2001 A, 0.96%, LOC KBC Bank NV, VRDN (a)	3,265	3,265
William S. Hart Union High School District Participating VRDN Series SG 171, 0.96% (Liquidity Facility Societe Generale) (a)(c)	3,400	3,400
		1,222,569
Puerto Rico - 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,400	4,400
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series ROC 2 99 3, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,525	4,525
		8,925
TOTAL INVESTMENT PORTFOLIO - 99.3%		1,231,494
NET OTHER ASSETS - 0.7%		8,154
NET ASSETS - 100%		$ 1,239,648
Total Cost for Income Tax Purposes $ 1,231,494
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,500,000 or 5.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Gen. Oblig. Bonds: Series AAB 00 1, 1.2%, tender 8/18/04 (Liquidity Facility ABN-AMRO Bank NV)	11/1/02	$ 9,900
Series FRRI 03 F5J, 1.15%, tender 6/15/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/19/03	$ 24,700
Series LB 03 F8J, 1.13%, tender 3/16/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/20/03	$ 24,700
Los Angeles Cmnty. College District Bonds Series ROC II R71, 1%, tender 6/17/04 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	6/26/03	$ 3,305
Security	Acquisition Date	Cost (000s)
Sequoia Union High School District Bonds Series AAB 03 2, 1.19%, tender 4/1/04 (Liquidity Facility ABN-AMRO Bank NV)	5/14/03	$ 5,900
Univ. of California Revs. Bonds Series MS 888, 1.25%, tender 12/22/04 (Liquidity Facility Morgan Stanley)	12/22/03	$ 4,995
Income Tax Information
The fund hereby designates approximately $262,000 as a capital gain dividend for the purpose of the dividend paid deduction.

During the fiscal year ended February 29, 2004, 100.00% of the fund's income dividends was free from federal income tax, and 14.49% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan California Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2004

Assets
Investment in securities, at value - See accompanying schedule		$ 1,231,494
Cash		1,954
Receivable for fund shares sold		4,253
Interest receivable		4,188
Receivable from investment adviser for expense reductions		99
Other receivables		10
Total assets		1,241,998

Liabilities
Payable for fund shares redeemed	$ 1,873
Distributions payable	32
Accrued management fee	440
Other affiliated payables	5
Total liabilities		2,350

Net Assets		$ 1,239,648
Net Assets consist of:
Paid in capital		$ 1,239,573
Accumulated net realized gain (loss) on investments		75
Net Assets, for 1,239,399 shares outstanding		$ 1,239,648
Net Asset Value, offering price and redemption price per share ($1,239,648 ÷ 1,239,399 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan California Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 29, 2004

Investment Income
Interest		$ 13,529

Expenses
Management fee	$ 5,471
Non-interested trustees' compensation	7
Total expenses before reductions	5,478
Expense reductions	(1,190)	4,288
Net investment income		9,241
Net realized gain (loss) on investment securities		302
Net increase in net assets resulting from operations		$ 9,543

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,241	$ 13,624
Net realized gain (loss)	302	332
Net increase (decrease) in net assets resulting from operations	9,543	13,956
Distributions to shareholders from net investment income	(9,241)	(13,624)
Distributions to shareholders from net realized gain	(260)	-
Total distributions	(9,501)	(13,624)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	819,261	988,532
Reinvestment of distributions	8,947	12,898
Cost of shares redeemed	(915,788)	(735,144)
Net increase (decrease) in net assets and shares resulting from share transactions	(87,580)	266,286
Total increase (decrease) in net assets	(87,538)	266,618

Net Assets
Beginning of period	1,327,186	1,060,568
End of period	$ 1,239,648	$ 1,327,186

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2004C	2003	2002	2001	2000C
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.011	.020	.033	.028
Net realized and unrealized gain (loss)D	-	-	-	-	-
Total from investment operations	.007	.011	.020	.033	.028
Distributions from net investment income	(.007)	(.011)	(.020)	(.033)	(.028)
Distributions from net realized gain	-D	-	-	-	-
Total Distributions	(.007)	(.011)	(.020)	(.033)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.75%	1.15%	1.98%	3.33%	2.79%
Ratios to Average Net AssetsB
Expenses before expense reductions	.43%	.43%	.48%	.50%	.50%
Expenses net of voluntary waivers, if any	.35%	.35%	.45%	.50%	.50%
Expenses net of all reductions	.34%	.32%	.41%	.49%	.49%
Net investment income	.73%	1.14%	1.95%	3.29%	2.75%
Supplemental Data
Net assets, end of period (in millions)	$ 1,240	$ 1,327	$ 1,061	$ 1,035	$ 1,140

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

C For the year ended February 29.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity California Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/29/04	% of fund's investments 8/31/03	% of fund's investments 2/28/03
0 - 30	78.1	80.6	77.6
31 - 90	2.8	4.2	10.3
91 - 180	16.7	4.9	10.1
181 - 397	2.4	10.3	2.0
Weighted Average Maturity
	2/29/04	8/31/03	2/28/03
Fidelity California Municipal Money Market	34 Days	44 Days	29 Days
California Tax-Free Money Market Funds Average*	37 Days	54 Days	32 Days
Asset Allocation (% of fund's net assets)
As of February 29, 2004	As of August 31, 2003
Variable Rate Demand Notes (VRDNs) 71.7%	Variable Rate Demand Notes (VRDNs) 68.3%
Commercial Paper (including CP Mode) 5.5%	Commercial Paper (including CP Mode) 4.5%
Tender Bonds 8.4%	Tender Bonds 8.4%
Municipal Notes 12.4%	Municipal Notes 8.6%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 4.3%
Other Investments 1.0%	Other Investments 0.3%
Net Other Assets 1.0%	Net Other Assets 5.6%

Current and Historical Seven-Day Yields

	3/1/04	12/1/03	9/1/03	6/2/03	3/3/03

Fidelity California Municipal Money Market Fund	0.41%	0.59%	0.37%	0.78%	0.70%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity California Municipal Money Market Fund

Investments February 29, 2004

Showing Percentage of Net Assets

Municipal Securities - 99.0%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 99.0%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Colma Bart Family Apts. Proj.) Series 2002 A, 0.95%, LOC Bank of America NA, VRDN (a)(b)	$ 10,000	$ 10,000
(Crossing Apts. Proj.) Series A, 0.93%, LOC Fannie Mae, VRDN (a)(b)	10,000	10,000
(Southport Apts. Proj.) Series 2002 A, 0.93%, LOC Fannie Mae, VRDN (a)(b)	10,000	10,000
(Vintage Chateau Proj.) Series A, 1.03%, LOC Union Bank of California, VRDN (a)(b)	10,600	10,600
Anaheim Hsg. Auth. Multiple-family Hsg. Rev. (The Fountains at Anaheim Hills Proj.) Series 2000 A, 0.93%, LOC Fannie Mae, VRDN (a)(b)	5,000	5,000
California Cmntys. Hsg. Fin. Agcy. Lease Rev. Series 2001 A, 1% (Freddie Mac Guaranteed), VRDN (a)	16,000	16,000
California Dept. of Veteran Affairs Participating VRDN Series MSTC 99 73, 0.94% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(d)	7,410	7,410
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev.:
Participating VRDN:
Series PT 1745, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,790	9,790
Series PT 607, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,075	8,075
Series 1, 0.95% 3/19/04, CP	14,667	14,667
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Participating VRDN:
Series EGL 02 6017 Class A, 0.97% (Liquidity Facility Citibank NA, New York) (a)(d)	12,100	12,100
Series FRRI 03 L11, 0.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	25,000	25,000
Series FRRI 03 L14, 0.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	6,375	6,375
Series PA 1101, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,995	9,995
Series PA 1152, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	18,250	18,250
Series PT 1779, 0.96% (Liquidity Facility WestLB AG) (a)(d)	7,730	7,730
Series PT 730, 0.96% (Liquidity Facility BNP Paribas SA) (a)(d)	21,945	21,945
Series PT 759, 0.96% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	13,400	13,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Participating VRDN:
Series Putters 309, 0.97% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 13,095	$ 13,095
Series Putters 310, 0.97% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995	4,995
Series Putters 395, 0.97% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,200	6,200
Series 2002 B2, 0.96%, LOC BNP Paribas SA, VRDN (a)	19,000	19,000
Series 2002 B4, 0.97%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	5,300	5,300
Series 2002 C4, 0.96%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (a)	32,900	32,900
Series 2002 C7, 0.97% (FSA Insured), VRDN (a)	13,600	13,600
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series ROC II R2062, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,805	5,805
California Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 03 45, 0.97% (Liquidity Facility Citibank NA, New York) (a)(d)	6,775	6,775
Series PA 542, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,105	8,105
Series SGB 45, 0.97% (Liquidity Facility Societe Generale) (a)(d)	5,000	5,000
California Gen. Oblig.:
Bonds:
Series AAB 00 1, 1.2%, tender 8/18/04 (Liquidity Facility ABN-AMRO Bank NV) (a)(d)(e)	19,065	19,065
Series FRRI 03 F5J, 1.15%, tender 6/15/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	50,700	50,700
Series LB 03 F8J, 1.13%, tender 3/16/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	55,700	55,700
Series MSDW 00 391, 1.1%, tender 7/8/04 (Liquidity Facility Morgan Stanley) (a)(d)(e)	9,995	9,995
3% 2/1/05	19,440	19,716
6.75% 6/1/04	2,295	2,325
6.75% 6/1/04 (Escrowed to Maturity) (c)	6,470	6,554
Participating VRDN:
Series 01 777X, 0.99% (Liquidity Facility Morgan Stanley) (a)(b)(d)	11,670	11,670
Series Merlots 02 A17, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(d)	8,930	8,930
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series Merlots 03 A29, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(d)	$ 12,285	$ 12,285
Series Merlots 03 A45, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,100	5,100
Series Merlots B45, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(d)	20,100	20,100
Series PA 1231, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	19,170	19,170
Series PA 315, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	1,370	1,370
Series PT 1210, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,085	6,085
Series PT 1722, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,350	5,350
Series PT 1804, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	12,495	12,495
Series PT 902, 0.96% (Liquidity Facility BNP Paribas SA) (a)(d)	4,310	4,310
Series RF 01 1, 0.97% (Liquidity Facility Bank of New York New York) (a)(d)	10,595	10,595
Series SG 95, 0.99% (Liquidity Facility Societe Generale) (a)(d)	9,085	9,085
RAN:
Series A2, 2% 6/23/04, LOC Citibank NA, New York	27,500	27,579
Series A3, 2% 6/23/04, LOC BNP Paribas SA, LOC UBS AG	7,075	7,095
Series A4, 2% 6/23/04, LOC Bank of Nova Scotia New York Agcy.	27,500	27,579
Series A5, 2% 6/23/04, LOC Bayerische Landesbank Girozentrale	20,500	20,559
Series A6, 2% 6/23/04, LOC DEPFA BANK PLC	27,500	27,579
Series 2003 C1, 0.93%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (a)	9,000	9,000
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN:
Series BA 96 C1, 1.01% (Liquidity Facility Bank of America NA) (a)(b)(d)	1,110	1,110
Series PT 68, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	1,300	1,300
Series PT 843, 1.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	11,035	11,035
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.: - continued
Participating VRDN:
Series PT 906, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	$ 25,445	$ 25,445
Series 2000 G, 1.13% (FSA Insured), VRDN (a)(b)	62,790	62,790
Series 2001 E, 0.98%, LOC Fannie Mae, VRDN (a)(b)	9,320	9,320
Series 2003 F, 0.97% (FSA Insured), VRDN (a)(b)	18,500	18,500
Series C, 0.97% (FSA Insured), VRDN (a)(b)	4,270	4,270
Series F, 0.98% (Liquidity Facility Bank of New York New York) (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)(b)	23,300	23,300
Series III A, 0.98% (Liquidity Facility Fannie Mae), VRDN (a)(b)	21,515	21,515
Series M, 0.98% (Liquidity Facility Bank of America NA), VRDN (a)(b)	15,000	15,000
Series Q, 0.98% (AMBAC Insured), VRDN (a)(b)	42,010	42,010
California Infrastructure & Econ. Dev. Bank Rev.:
Participating VRDN:
Series EGL 03 42, 0.97% (Liquidity Facility Citibank NA, New York) (a)(d)	14,300	14,300
Series EGL 03 46, 0.97% (Liquidity Facility Citibank NA, New York) (a)(d)	7,700	7,700
Series PA 1202R, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,000	5,000
Series 2001, 0.97% 3/24/04, LOC Bank of America NA, CP	5,600	5,600
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Atlantic Richfield Co. Proj.) Series 1997 A, 0.95%, VRDN (a)(b)	14,400	14,400
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Burney Forest Prod. Proj.) 1.02%, LOC Union Bank of California, VRDN (a)(b)	11,800	11,800
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.95%, LOC Wachovia Bank NA, VRDN (a)(b)	5,500	5,500
California Pub. Works Board Lease Rev. Participating VRDN Series MSTC 9052, 0.95% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	8,990	8,990
California School Cash Reserve Prog. Auth. TRAN Series A, 2% 7/6/04 (AMBAC Insured)	41,700	41,851
California State Univ. Rev. & Colleges Participating VRDN Series SG 170, 0.96% (Liquidity Facility Societe Generale) (a)(d)	17,000	17,000
California Statewide Cmnty. Dev. Auth. Indl. Dev. Rev. (Arthurmade Plastics, Inc. Proj.) Series 2000 A, 0.95%, LOC Bank of America NA, VRDN (a)(b)	4,900	4,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Auth. Multi-family Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 0.93%, LOC Fannie Mae, VRDN (a)(b)	$ 3,350	$ 3,350
(Grove Apts. Proj.) Series X, 0.93%, LOC Fannie Mae, VRDN (a)(b)	6,150	6,150
(Irvine Apt. Communities LP Proj.) Series 2001 W2, 0.96%, LOC Bank of America NA, VRDN (a)(b)	19,038	19,038
(Marlin Cove Apts. Proj.) Series V, 0.93%, LOC Fannie Mae, VRDN (a)(b)	8,000	8,000
(Northwood Apts. Proj.) Series N, 0.93%, LOC Fannie Mae, VRDN (a)(b)	5,000	5,000
(Oakmont Stockton Proj.) Series 1997 C, 1.03% (Gen. Elec. Cap. Corp. Guaranteed), VRDN (a)(b)	5,960	5,960
(Salvation Army S.F. Proj.) 0.95%, LOC Fannie Mae, VRDN (a)(b)	13,000	13,000
(Sunrise Fresno Proj.) Series B, 0.93%, LOC Fannie Mae, VRDN (a)(b)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 1.03%, LOC California Teachers Retirement Sys., VRDN (a)(b)	7,305	7,305
(Villa Paseo Proj.) 0.93%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	4,000	4,000
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.93%, LOC Fannie Mae, VRDN (a)(b)	11,440	11,440
California Statewide Cmnty. Dev. Auth. Rev.:
Participating VRDN Series PT 2052, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,085	8,085
(JTF Enterprises LLC Proj.) Series 1996 A, 0.99%, LOC Bank of America NA, VRDN (a)(b)	3,000	3,000
(Kaiser Permanente Health Sys. Proj.):
Series 2003 A, 1.05%, VRDN (a)	7,800	7,800
Series 2003 D, 0.95%, VRDN (a)	23,000	23,000
TRAN Series 2003 A2, 2% 6/30/04	15,300	15,347
California Statewide Cmnty. Dev. Corp. Rev.:
(American Zettler, Inc. Proj.) Series 1989, 1.14%, LOC California Teachers Retirement Sys., VRDN (a)(b)	1,675	1,675
(Evapco, Inc. Proj.) Series 1996 K, 0.99%, LOC Bank of America NA, VRDN (a)(b)	905	905
(Fibrebond West, Inc. Proj.) Series 1996 N, 1.14%, LOC California Teachers Retirement Sys., VRDN (a)(b)	2,200	2,200
(Kennerly-Spratling Proj.) Series 1995 A, 1.14%, LOC California Teachers Retirement Sys., VRDN (a)(b)	1,645	1,645
(Lansmont Corp. Proj.) Series 1996 G, 0.99%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,530	1,530
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Corp. Rev.: - continued
(Merrill Packaging Proj.) 0.99%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	$ 1,100	$ 1,100
(Northwest Pipe & Casing Co. Proj.) Series 1990, 1.14%, LOC California Teachers Retirement Sys., VRDN (a)(b)	1,750	1,750
(Rapelli of California, Inc. Proj.) Series 1989, 1.14%, LOC California Teachers Retirement Sys., VRDN (a)(b)	2,500	2,500
(Rix Industries Proj.) Series 1996 I, 0.99%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,440	1,440
(Setton Properties, Inc. Proj.) Series 1995 E, 0.99%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	890	890
(Supreme Truck Bodies of California Proj.) 0.99%, LOC Bank One NA, Chicago, VRDN (a)(b)	1,800	1,800
Camarillo City Multi-Family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.93%, LOC Fannie Mae, VRDN (a)(b)	3,000	3,000
Chino Basin Desalter Auth. Rev. Series 2002 A, 1.03%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)	8,000	8,000
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 1.1%, VRDN (a)(b)	36,100	36,100
Clipper Tax-Exempt Trust Participating VRDN Series 2003 2, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	8,231	8,231
Compton Unified School District Participating VRDN Series Merlots 03 B39, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,000	5,000
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series PT 1666, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,615	5,615
Corona Ctfs. of Prtn. Participating VRDN Series PT 1860, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,980	5,980
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN Series ROC II R4028, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	7,610	7,610
Series 1988:
0.95% 3/1/04, CP	14,800	14,800
0.95% 4/7/04, CP	9,500	9,500
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(d)	3,670	3,670
Series ROC II R4540, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	7,610	7,610
Fowler Indl. Dev. Auth. Indl. Dev. Rev. (Bee Sweet Citrus, Inc. Proj.) Series 1995, 1%, LOC Bank of America NA, VRDN (a)(b)	1,400	1,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Fremont Multi-family Hsg. Rev. (Treetops Apts.) Series 1996 A, 0.93%, LOC Fannie Mae, VRDN (a)(b)	$ 8,800	$ 8,800
Fresno Arpt. Rev. Participating VRDN Series Merlots 00 B2, 1.02% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	4,170	4,170
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 0.98%, LOC Comerica Bank California, VRDN (a)(b)	9,100	9,100
Golden State Tobacco Securitization Corp. Participating VRDN:
Series PA 1214, 1.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,750	6,750
Series PA 1236, 1.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,535	3,535
Series PT 1240, 1.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,000	6,000
Goleta Wtr. District Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R2050, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	1,755	1,755
Indian Wells Redev. Agcy. Rev. Participating VRDN Series ROC II R2029, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	6,140	6,140
Lassen Muni. Util. District Rev. Series 1996 A, 1.06% (FSA Insured), VRDN (a)(b)	4,985	4,985
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.95%, LOC Freddie Mac, VRDN (a)(b)	6,000	6,000
Long Beach Hbr. Rev.:
Participating VRDN:
Series FRRI A7, 1.03% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(d)	9,900	9,900
Series MS 00 418, 0.99% (Liquidity Facility Morgan Stanley) (a)(b)(d)	18,190	18,190
Series MS 01 786X, 0.99% (Liquidity Facility Morgan Stanley) (a)(b)(d)	5,570	5,570
Series SG 147, 1% (Liquidity Facility Societe Generale) (a)(b)(d)	9,890	9,890
Series A, 1.01% 7/12/04, CP (b)	20,400	20,400
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
Bonds (Wilshire Station Apts. Proj.) 1.15%, tender 4/1/04 (a)(b)	27,600	27,600
(Metro. Lofts Aprts. Proj.) Series 2002 A, 0.98%, LOC Bank of America NA, VRDN (a)(b)	17,500	17,500
Los Angeles County Gen. Oblig.:
TRAN Series A, 2% 6/30/04	18,300	18,366
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles County Gen. Oblig.: - continued
1.03% 3/5/04, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	$ 31,200	$ 31,200
1.05% 3/11/04, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	3,050	3,050
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 1%, LOC Freddie Mac, VRDN (a)(b)	21,400	21,400
Los Angeles County Metro. Trans. Auth. Rev. Participating VRDN Series SGB 1, 0.97% (Liquidity Facility Societe Generale) (a)(d)	12,575	12,575
Los Angeles County Metro. Trans. Auth. Sales Tax Rev. Participating VRDN:
Series EGL 03 27, 0.97% (Liquidity Facility Citibank NA, New York) (a)(d)	14,750	14,750
Series SG 46, 0.96% (Liquidity Facility Societe Generale) (a)(d)	6,530	6,530
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(d)	16,000	16,000
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series ROC II R4023, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	14,680	14,680
Los Angeles Dept. Arpts. Rev. Participating VRDN Series SG 61, 0.99% (Liquidity Facility Societe Generale) (a)(b)(d)	10,055	10,055
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series ROC II R2082, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	10,230	10,230
Series ROC II R4033, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	10,440	10,440
Series ROC II R4510, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	6,875	6,875
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series Merlots 99 L, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(d)	23,300	23,300
Los Angeles Gen. Oblig. TRAN 2% 6/30/04	53,800	53,988
Los Angeles Hbr. Dept. Rev.:
Participating VRDN:
Series MS 00 349, 0.99% (Liquidity Facility Morgan Stanley) (a)(b)(d)	7,360	7,360
Series SG 59, 0.99% (Liquidity Facility Societe Generale) (a)(b)(d)	13,675	13,675
Series A, 1.05% 3/1/04, CP (b)	8,129	8,129
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Unified School District:
Participating VRDN:
Series Merlots 03 A33, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(d)	$ 12,685	$ 12,685
Series Merlots 03 B37, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,510	5,510
Series PA 1116, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,845	4,845
Series PA 792R, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,945	8,945
Series PT 1398, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,205	6,205
Series PT 1730, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	23,395	23,395
Series ROC II R24, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	6,495	6,495
Series SG 162, 0.96% (Liquidity Facility Societe Generale) (a)(d)	30,000	30,000
Series SGA 144, 0.99% (Liquidity Facility Societe Generale) (a)(d)	11,575	11,575
TRAN Series A, 2% 7/1/04	60,400	60,608
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series PT 1912, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,000	9,000
Series ROC II R4034, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	8,740	8,740
Metro. Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series FRRI 00 A6, 1.13% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	4,500	4,500
Series Merlots 99 O, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(d)	9,500	9,500
Series MSTC 01 113A, 0.94% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	7,990	7,990
Series ROC II R2040, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	8,995	8,995
Milpitas Redev. Agcy. Participating VRDN Series ROC II R4538, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	8,280	8,280
North Orange County Cmnty. College District Rev. Participating VRDN Series MSTC 9042, 0.95% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	8,530	8,530
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Norwalk- Mirada Unified School District Participating VRDN Series PT 2084, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 10,120	$ 10,120
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 0.93%, LOC Fannie Mae, VRDN (a)(b)	4,050	4,050
Placentia-Yorba Linda Unified School District Participating VRDN Series PT 1437, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,185	5,185
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 1%, LOC Fannie Mae, VRDN (a)(b)	5,000	5,000
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 1.02% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	29,680	29,680
Series PA 1053, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	15,070	15,070
Port of Oakland Port Rev.:
Participating VRDN Series PA 1093, 1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	7,975	7,975
Series E, 0.95% 3/10/04, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP	3,000	3,000
Rancho Santiago Cmnty. College District Participating VRDN Series ROC II R2017, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,305	5,305
Riverside County Single Family Rev. Participating VRDN Series PT 1627, 1% (Liquidity Facility WestLB AG) (a)(b)(d)	3,515	3,515
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(Deer Park Apts. Proj.) Issue A, 0.93%, LOC Fannie Mae, VRDN (a)(b)	13,200	13,200
(Natomas Park Aprts. Proj.) Series Issue B, 0.93%, LOC Fannie Mae, VRDN (a)(b)	13,550	13,550
(Oak Valley Proj.) Series 2001 D, 0.97%, LOC Fannie Mae, VRDN (a)(b)	4,000	4,000
Sacramento County Single Family Mtg. Rev. Participating VRDN:
Series PT 1628, 1% (Liquidity Facility WestLB AG) (a)(b)(d)	8,380	8,380
Series PT 2023, 1% (Liquidity Facility WestLB AG) (a)(b)(d)	9,100	9,100
Sacramento Hsg. Auth. Multi-family:
Bonds (Northpointe Park Apts. Proj.) Series H, 1.2%, tender 5/3/04 (a)(b)	13,695	13,695
(Atrium Court Aprts. Proj.) Series G, 0.93%, LOC Fannie Mae, VRDN (a)(b)	17,200	17,200
(Countrywood Village Apts. Proj.) Series F, 0.93%, LOC Fannie Mae, VRDN (a)(b)	8,225	8,225
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Sacramento Muni. Util. District Elec. Rev. Participating VRDN Series EGL 03 31, 0.97% (Liquidity Facility Citibank NA, New York) (a)(d)	$ 9,900	$ 9,900
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 0.93%, LOC Fannie Mae, VRDN (a)(b)	10,550	10,550
San Bernardino County Gen. Oblig. TRAN 1.5% 7/1/04	13,000	13,022
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 1% 4/12/04, CP	18,000	18,000
San Diego Indl. Dev. Rev. Participating VRDN:
Series FRRI 01 L2, 0.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	2,950	2,950
Series FRRI 02 L18, 0.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	21,775	21,775
Series FRRI 02 L19, 0.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	9,975	9,975
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series EGL 03 14, 0.97% (Liquidity Facility Citibank NA, New York) (a)(d)	10,000	10,000
San Diego Unified School District Participating VRDN:
Series MS 01 847, 0.97% (Liquidity Facility Morgan Stanley) (a)(d)	2,500	2,500
Series SGA 01 120, 0.94% (Liquidity Facility Societe Generale) (a)(d)	10,565	10,565
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series PT 899, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	2,385	2,385
San Francisco City & County Parking Meter Rev. Participating VRDN Series BA 96 A, 0.96% (Liquidity Facility Bank of America NA) (a)(d)	2,075	2,075
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Maria Manor Apts. Proj.) Series 2000 F, 0.98%, LOC Citibank NA, New York, VRDN (a)(b)	3,425	3,425
(Mission Creek Cmnty. Proj.) Series B, 0.93%, LOC Citibank NA, New York, VRDN (a)(b)	19,000	19,000
San Jose Arpt. Rev. Participating VRDN Series ROC II R2004, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	2,590	2,590
San Jose Int'l. Arpt. Rev. Series 2003 B, 0.95% 3/12/04, LOC JPMorgan Chase Bank, CP (b)	20,200	20,200
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series D, 0.93%, LOC Fannie Mae, VRDN (a)(b)	18,800	18,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Jose Multi-family Hsg. Rev.: - continued
(El Paseo Apts. Proj.) 0.97%, LOC Citibank NA, New York, VRDN (a)(b)	$ 4,600	$ 4,600
(Kennedy Apt. Homes Proj.) Series K, 0.93%, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
San Jose Redev. Agcy. Tax Allocation Participating VRDN:
Series Floaters 588, 0.97% (Liquidity Facility Morgan Stanley) (a)(d)	9,735	9,735
Series MS 02 749, 0.97% (Liquidity Facility Morgan Stanley) (a)(d)	6,995	6,995
Santa Clara Elec. Rev. Participating VRDN Series ROC II R257, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	10,955	10,955
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(d)	14,530	14,530
Santa Cruz Indl. Dev. Auth. Rev. (Santa Cruz-Wilson Entities Ltd. Proj.) Series 1993, 1.14%, LOC California Teachers Retirement Sys., VRDN (a)(b)	2,110	2,110
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.98%, LOC Bank of America NA, VRDN (a)(b)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 0.98%, LOC Bank of America NA, VRDN (a)(b)	19,925	19,925
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 0.97%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	6,900	6,900
Sequoia Union High School District Bonds Series AAB 03 2, 1.19%, tender 4/1/04 (Liquidity Facility ABN-AMRO Bank NV) (a)(d)(e)	12,100	12,100
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 0.93%, LOC Fannie Mae, VRDN (a)(b)	15,500	15,500
South Coast Local Ed. Agcy. TRAN 2% 6/30/04	47,000	47,151
Southern California Home Fin. Auth. Single Family Mtg. Rev.:
Bonds 1.1%, tender 11/1/04 (a)(b)	47,419	47,419
Participating VRDN:
Series Floaters PT 629, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	69,095	69,096
Series PT 02 772, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	14,035	14,035
Southern California Home Fing. Auth. Single Family Rev. Bonds Series A, 1%, tender 8/1/04 (Liquidity Facility Fannie Mae) (a)(b)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Southern California Pub. Pwr. Auth. Rev. Participating VRDN Series Merlots 02 A62, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(d)	$ 20,390	$ 20,390
Univ. of California Revs.:
Participating VRDN:
Series Merlots 97 G, 0.97% (Liquidity Facility Wachovia Bank NA) (a)(d)	13,430	13,430
Series MSDW 00 480, 0.97% (Liquidity Facility Morgan Stanley) (a)(d)	4,640	4,640
Series PA 1168, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	30,300	30,300
Series PT 872, 0.96% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	8,265	8,265
Series ROC II R261, 0.97% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	10,060	10,060
Series A, 0.95% 3/23/04, CP	12,700	12,700
Vallejo City Unified School District Participating VRDN Series PT 1664, 0.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,895	5,895
TOTAL INVESTMENT PORTFOLIO - 99.0%		2,870,694
NET OTHER ASSETS - 1.0%		27,888
NET ASSETS - 100%		$ 2,898,582
Total Cost for Income Tax Purposes $ 2,870,694
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $147,560,000 or 5.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Gen. Oblig. Bonds: Series AAB 00 1, 1.2%, tender 8/18/04 (Liquidity Facility ABN-AMRO Bank NV)	11/1/02	$ 19,065
Series FRRI 03 F5J, 1.15%, tender 6/15/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/19/03	$ 50,700
Series LB 03 F8J, 1.13%, tender 3/16/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/20/03 - 2/25/04	$ 55,700
Series MSDW 00 391, 1.1%, tender 7/8/04 (Liquidity Facility Morgan Stanley)	7/10/03	$ 9,995
Sequoia Union High School District Bonds Series AAB 03 2, 1.19%, tender 4/1/04 (Liquidity Facility ABN-AMRO Bank NV)	5/14/03	$ 12,100
Income Tax Information

During the fiscal year ended February 29, 2004, 100.00% of the fund's income dividends was free from federal income tax, and 34.50% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity California Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2004

Assets
Investment in securities, at value - See accompanying schedule		$ 2,870,694
Cash		5,545
Receivable for investments sold		16,200
Receivable for fund shares sold		30,840
Interest receivable		9,195
Prepaid expenses		13
Other receivables		21
Total assets		2,932,508

Liabilities
Payable for fund shares redeemed	$ 32,294
Distributions payable	16
Accrued management fee	910
Other affiliated payables	649
Other payables and accrued expenses	57
Total liabilities		33,926

Net Assets		$ 2,898,582
Net Assets consist of:
Paid in capital		$ 2,898,507
Accumulated net realized gain (loss) on investments		75
Net Assets, for 2,897,652 shares outstanding		$ 2,898,582
Net Asset Value, offering price and redemption price per share ($2,898,582 ÷ 2,897,652 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity California Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 29, 2004

Investment Income
Interest		$ 29,208

Expenses
Management fee	$ 10,406
Transfer agent fees	3,294
Accounting fees and expenses	277
Non-interested trustees' compensation	14
Custodian fees and expenses	43
Registration fees	53
Audit	42
Legal	17
Miscellaneous	10
Total expenses before reductions	14,156
Expense reductions	(353)	13,803
Net investment income		15,405
Net realized gain (loss) on investment securities		367
Net increase in net assets resulting from operations		$ 15,772

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 15,405	$ 23,466
Net realized gain (loss)	367	461
Net increase (decrease) in net assets resulting from operations	15,772	23,927
Distributions to shareholders from net investment income	(15,405)	(23,466)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	7,744,627	6,507,463
Reinvestment of distributions	15,289	23,145
Cost of shares redeemed	(7,488,053)	(6,143,549)
Net increase (decrease) in net assets and shares resulting from share transactions	271,863	387,059
Total increase (decrease) in net assets	272,230	387,520

Net Assets
Beginning of period	2,626,352	2,238,832
End of period	$ 2,898,582	$ 2,626,352

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2004C	2003	2002	2001	2000C
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.010	.019	.032	.027
Distributions from net investment income	(.006)	(.010)	(.019)	(.032)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.57%	.99%	1.89%	3.29%	2.69%
Ratios to Average Net AssetsB
Expenses before expense reductions	.52%	.52%	.52%	.53%	.56%
Expenses net of voluntary waivers, if any	.52%	.52%	.52%	.53%	.56%
Expenses net of all reductions	.50%	.49%	.48%	.52%	.56%
Net investment income	.56%	.98%	1.86%	3.24%	2.67%
Supplemental Data
Net assets, end of period (in millions)	$ 2,899	$ 2,626	$ 2,239	$ 2,186	$ 1,847

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

C For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund (the funds) are funds of Fidelity California Municipal Trust II (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide Fidelity California Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide Spartan California Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Fidelity California Municipal Money Market Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month.

For the period, the transfer agent fees were equivalent to an annual rate of .12% of average net assets.

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan California Municipal Money Market Fund	$ 135
Fidelity California Municipal Money Market Fund	507

4. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Spartan California Municipal Money Market Fund	.35%	$ 1,021

Through arrangements with Fidelity California Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Fidelity California Municipal Money Market Fund	$ 43	$ 310

In addition, through arrangements with Spartan California Municipal Money Market Fund's custodian and transfer agent, $169 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity California Municipal Trust II and the Shareholders of Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund (funds of California Municipal Trust II) at February 29, 2004 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 6, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of California Municipal Money Market (2001) and Spartan California Municipal Money Market (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity California Municipal Trust II. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 2000

Vice President of California Municipal Money Market and Spartan California Municipal Money Market. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Norman U. Lind (47)

Year of Election or Appointment: 2001

Vice President of California Municipal Money Market, Spartan California Municipal Money Market, and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of California Municipal Money Market and Spartan California Municipal Money Market. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (45)

Year of Election or Appointment: 2004
President, Treasurer, and Anti-Money Laundering (AML) officer of California Municipal Money Market and Spartan California Municipal Money Market. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of California Municipal Money Market and Spartan California Municipal Money Market. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)

Year of Election or Appointment: 1986 or 1989

Assistant Treasurer of California Municipal Money Market (1986) and Spartan California Municipal Money Market (1989). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the shareholders of Fidelity California Municipal Money Market Fund and Spartan California Municipal Money Market Fund was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	1,555,607,121.44	73.865
Against	450,145,550.91	21.374
Abstain	99,778,823.92	4.738
Broker Non-Votes	487,767.00	.023
TOTAL	2,106,019,263.27	100.00
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	1,960,697,958.29	93.100
Withheld	145,321,304.98	6.900
TOTAL	2,106,019,263.27	100.00
Ralph F. Cox
Affirmative	1,959,372,100.24	93.037
Withheld	146,647,163.03	6.963
TOTAL	2,106,019,263.27	100.00
Laura B. Cronin
Affirmative	1,960,713,065.19	93.100
Withheld	145,306,198.08	6.900
TOTAL	2,106,019,263.27	100.00
Robert M. Gates
Affirmative	1,959,167,309.56	93.027
Withheld	146,851,953.71	6.973
TOTAL	2,106,019,263.27	100.00
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	1,960,571,130.92	93.094
Withheld	145,448,132.35	6.906
TOTAL	2,106,019,263.27	100.00
Abigail P. Johnson
Affirmative	1,950,948,695.34	92.637
Withheld	155,070,567.93	7.363
TOTAL	2,106,019,263.27	100.00
Edward C. Johnson 3d
Affirmative	1,950,052,457.55	92.594
Withheld	155,966,805.72	7.406
TOTAL	2,106,019,263.27	100.00
Donald J. Kirk
Affirmative	1,959,753,687.18	93.055
Withheld	146,265,576.09	6.945
TOTAL	2,106,019,263.27	100.00
Marie L. Knowles
Affirmative	1,960,328,258.12	93.082
Withheld	145,691,005.15	6.918
TOTAL	2,106,019,263.27	100.00
Ned C. Lautenbach
Affirmative	1,961,289,589.64	93.128
Withheld	144,729,673.63	6.872
TOTAL	2,106,019,263.27	100.00
Marvin L. Mann
Affirmative	1,960,326,240.83	93.082
Withheld	145,693,022.44	6.918
TOTAL	2,106,019,263.27	100.00
William O. McCoy
Affirmative	1,959,989,350.04	93.066
Withheld	146,029,913.23	6.934
TOTAL	2,106,019,263.27	100.00
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	1,956,473,713.41	92.899
Withheld	149,545,549.86	7.101
TOTAL	2,106,019,263.27	100.00
William S. Stavropoulos
Affirmative	1,959,941,317.40	93.064
Withheld	146,077,945.87	6.936
TOTAL	2,106,019,263.27	100.00
* Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Annual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CMS-UANN-0404
1.790912.100

Item 2. Code of Ethics

As of the end of the period, February 29, 2004, Fidelity California Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity California Municipal Money Market Fund, and Spartan California Municipal Money Market Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Fidelity California Municipal Money Market Fund	30,000	27,000
Spartan California Municipal Money Market Fund	38,000	26,000
All funds in the Fidelity Group of Funds audited by PwC	$10,700,000	$8,500,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A, B	2003 A, B
Fidelity California Municipal Money Market Fund	$0	$0
Spartan California Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004 A, B	2003A, B
PwC	$50,000	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent accountant. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A, B	2003A, B
Fidelity California Municipal Money Market Fund	$1,500	$1,400
Spartan California Municipal Money Market Fund	$1,500	$1,400
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A, B	2003A, B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A, B	2003A, B
Fidelity California Municipal Money Market Fund	$3,000	$3,200
Spartan California Municipal Money Market Fund	$1,900	$2,200
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A, B	2003A, B
PwC	$140,000	$210,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Audit Committee to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended February 29, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Fidelity California Municipal Money Market Fund	0%
Spartan California Municipal Money Market Fund	0%

(g) For the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate fees billed by PwC of $1,700,000A,B and $1,700,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A,B	2003A,B
Covered Services	$200,000	$250,000
Non-Covered Services	$1,500,000	$1,450,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 21, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	April 21, 2004